Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Registrant Name	American Midstream Partners, LP
Entity Central Index Key	0001513965
Document Type	8-K
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer